                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4980

                      TCW CONVERTIBLE SECURITIES FUND, INC.
               (Exact name of registrant as specified in charter)

          865 SOUTH FIGUEROA STREET, SUITE 1800, LOS ANGELES, CA 90017
                    (Address of principal executive offices)

                              PHILIP K. HOLL, ESQ.
                                    SECRETARY
                      865 SOUTH FIGUEROA STREET, SUITE 1800
                              LOS ANGELES, CA 90017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (213) 244-0000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.     REPORT TO STOCKHOLDERS.
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[GRAPHIC]

[TCW LOGO]

TCW CONVERTIBLE SECURITIES FUND, INC.

SEMI-ANNUAL REPORT
JUNE 30, 2004

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                      (THIS PAGE INTENTIONALLY LEFT BLANK)
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TCW CONVERTIBLE SECURITIES FUND, INC.
[TCW LOGO]

DEAR SHAREHOLDER:

The equity markets started off in 2004 with positive returns in January and February; however, they gave up most of their gains by the end of April due to concerns over lack of job creation and terrorism. The change in non-farm payrolls increased by an average of over 200,000 per month during the months of April, May and June, signaling the economic recovery was gathering steam and was no longer a "jobless recovery." Markets took this information as a sign the Fed could no longer sustain its accommodative stance toward interest rates, fearing a rise in inflation. As a result, markets began to factor this information into stock and bond prices only to be surprised by warnings about business outlooks from the likes of Wal-Mart and select technology stocks, creating a volatile second quarter.

PERFORMANCE OF THE FUND'S SHARES:

For the six months ended June 20, 2004, the net asset value of the TCW Convertible Securities Fund, Inc. (the "Fund") increased by 3.4%. For the same period, the CS First Boston Convertible Securities Index generated a total return of 2.9% while the S&P 500 Index delivered a total return of 3.4%. While the net asset value of the Fund increased during this six month period, the market price of the Fund continued to trade at a discount to net asset value and returned -1% with dividends reinvested. The discount, which averaged 13.2% with a high of 17.3% during the first half of 2004, increased approximately 4%. The increase in the discount was in-line with the performance of other closed-end convertible funds during this period of rising interest rates.

The Fund paid a total dividend of eight cents per share in the first half of 2004. The Fund's dividend distribution is highly dependent on the level of short and intermediate term interest rates. As rates rise or fall, Fund income is likely to move in the same direction.

PORTFOLIO STRUCTURE AND STRATEGY:

The Fund buys securities of companies that exhibit strong and improving business fundamentals. The Fund does not purchase securities that may be in default or where the dividends are in arrears. We continued to structure the Fund so that it has modestly higher exposure than its convertible benchmarks to a rising equity market. An expanding economy with low inflation, accompanied by a likely continued recovery in Europe and Japan is expected to result in a positive market return for the year. Offsetting these positives have been persistently high and rising energy prices, the Presidential race and fears of terrorism.

In response to the current low interest rate environment, the fund has modified its portfolio holdings in order to enhance income. The fund currently has an average rating of BB+, with over 53% of its securities being investment grade, down slightly from 2003. Secondly, the Fund's holdings in convertible preferreds has risen to approximately 48%. This allows the Fund to pick up income and maintain exposure to a rising equity market, though the net sensitivity to equity prices has been reduced slightly.

We believe that the Fund is structured to benefit in an environment of moderate economic growth with a modestly improving stock market. As of June 30, 2004, the annualized current yield of the Fund is 3.31%. The yield to maturity on its convertible bonds is over 4.5%. We believe that the Fund has good exposure to improving equity markets given its sector allocation and the structural characteristics of its convertible securities. The Fund is broadly diversified with 79 holdings in over 26 industries.

SHARE REPURCHASE PLAN

The Fund completed the Share Repurchase Plan (the "Plan") in the first quarter of 2004 by repurchasing 899,300 shares at an average price of $5.22 per share (average discount of 10.56% from NAV). The Fund started the Plan in 2000 by repurchasing 624,700 shares, and in 2003, it repurchased an additional 1,476,000 shares. In total, the Fund repurchased 3,000,000 shares as authorized by the Fund's Board of Directors.

DIVIDEND REINVESTMENT PLAN

Shareholders who wish to add to their investment may do so through the Dividend Reinvestment Plan (the "Plan"). Under the Plan, your dividend is used to purchase shares on the open market whenever shares, including the related sales commission, are selling below the Fund's Net Asset Value per share. If the market price, including commission, is above the Net Asset Value, you will receive shares at a price equal to the higher of the Net Asset Value per share on the payment date or 95% of the closing market price on the payment date.

To enroll in the Plan, if your shares are registered in your name, write to The Bank of New York, Church Street Station, P.O. Box #11002, New York, New York 10277-0770, or call toll free at (800) 524-4458. If your shares are held by a brokerage firm, please call your broker. If you need assistance, please call our investor relations department at (877) 829-4768 or visit our website at www.tcw.com. As always, we would be pleased to accommodate your investment needs.

DISCLOSURE OF PORTFOLIO INFORMATION

As stated previously, it is the policy of the Fund to provide certain unaudited information regarding its portfolio composition as of month-end (the "Portfolio Holdings") to shareholders and others upon request to the Fund, beginning on the 15th calendar day after the end of the month (or, if not a business day, the next business day).

Shareholders and others who wish to obtain Portfolio Holdings for a particular month may make a request by contacting the Fund between 7:00 a.m. and 5:00 p.m. Pacific time, Monday through Friday, toll free at (877) 829-4768 beginning on the 15th day following the end of that month (or, if not a business day, the next business day).

Persons making requests will be asked to provide their name and a mailing address, e-mail address or fax number. The Fund reserves the right to refuse to fulfill a request if it believes that providing Portfolio Holdings would be contrary to its best interests.

In addition to the policy stated above, the Fund may disclose Portfolio Holdings at other times to analysts or rating agencies. The disclosure of Portfolio Holdings in this context is conditioned on the recipient agreeing to treat such Portfolio Holdings as confidential (provided that analysts and rating agencies may publish portfolio positions upon the consent of the Fund), and to not allow the Portfolio Holdings to be used by it or its employees in connection with the purchase or sale of Fund shares. In addition, Portfolio Holdings are provided or otherwise available to third-party service providers of the Fund, including the Fund's custodian, pricing services, and administrators, as necessary for the provision of services to the Fund.

Sincerely,

/s/ Ernest O. Ellison      /s/ Alvin R. Albe

Ernest O. Ellison          Alvin R. Albe Jr.
Chairman                   President & Chief
                           Executive Officer

July 28, 2004

TCW CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)
[TCW LOGO]

  PRINCIPAL                                                             MARKET
   AMOUNT                                                                VALUE
------------                                                        ---------------
               FIXED INCOME SECURITIES
               AUTOMOTIVE (0.9% OF NET ASSETS)
$  2,635,000   Navistar Financial Corp.,
                 4.75%, due 04/01/09                                $     2,602,062+
                                                                    ---------------
               BANKING & FINANCIAL
                 SERVICES (3.0%)
   3,225,000   Bear Stearns Co., Inc.,
                 Exchangeable Fifth Third
                 Bancorp, 0.25%,
                 due 05/12/10                                             3,201,135
   4,797,000   E*TRADE Group, Inc.,
                 6.75%, due 05/15/08                                      5,075,226+
                                                                    ---------------
                   Total Banking &
                     Financial Services                                   8,276,361
                                                                    ---------------
               COMMERCIAL SERVICES (0.5%)
     995,000   Celgene Corp., 1.75%,
                 due 06/01/08                                             1,353,200
                                                                    ---------------
               COMPUTER SERVICES (3.9%)
     195,000   Computer Associates
                 International, Inc., 1.625%,
                 due 12/15/09                                               296,644+
   1,775,000   Computer Associates
                 International, Inc., (144A),
                 1.625%, due 12/15/09                                     2,700,219*
   1,110,000   CSG Systems International,
                 Inc., (144A), 2.5%, due
                 06/15/24                                                 1,153,012*
   5,415,000   Morgan Stanley, Exchangeable
                 Cisco Systems, Inc., 0.25%,
                 due 05/15/10                                             6,613,069
                                                                    ---------------
                   Total Computer Services                               10,762,944
                                                                    ---------------
               COMPUTER SOFTWARE (1.1%)
   2,390,000   DST Systems, Inc., (144A),
                 4.125%, due 08/15/23                                     2,999,450*
                                                                    ---------------
               COMPUTERS & INFORMATION (1.9%)
$  5,060,000   Maxtor Corp., 6.8%,
                 due 04/30/10                                       $     5,363,600+
                                                                    ---------------
               ELECTRIC UTILITIES (0.9%)
   2,665,000   Calpine Corp., (144A), 4.75%,
                 due 11/15/23                                             2,358,525*+
                                                                    ---------------
               ELECTRONICS (9.5%)
   5,275,000   Agere Systems, Inc., 6.5%,
                 due 12/15/09                                             6,145,375
   6,500,000   Amkor Technology, Inc.,
                 5.75%, due 06/01/06                                      6,370,000
   4,660,000   ASM Lithography Holding
                 N.V., (144A), 5.75%,
                 due 10/15/06                                             5,664,696*
   2,475,000   Eastman Kodak Co., (144A),
                 3.375%, due 10/15/33                                     2,753,437*+
   5,575,000   Lehman Brothers Holdings,
                 Inc., 0.25%, due 08/27/10                                5,568,310^
                                                                    ---------------
                   Total Electronics                                     26,501,818
                                                                    ---------------
               ENTERTAINMENT & LEISURE (2.2%)
   5,260,000   Morgan Stanley, Exchangeable
                 The Walt Disney Co., 0.25%,
                 due 12/30/08                                             6,016,388
                                                                    ---------------
               HEALTHCARE (2.5%)
   3,570,000   AmeriSource Health Corp.,
                 5%, due 12/01/07                                         4,221,525+
   2,510,000   Matria Healthcare, Inc. (144A),
                 4.875%, due 05/01/24                                     2,825,005*
                                                                    ---------------
                   Total Healthcare                                       7,046,530
                                                                    ---------------
               INDUSTRIAL-DIVERSIFIED (5.1%)
   3,565,000   Tyco International Group SA,
                 (144A), 2.75%,
                 due 01/15/18                                             5,374,237*

* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the value of these securities amounted to $68,912,636 or 24.7% of net assets.
^ Security convertible into a basket of four technology companies: Applied Materials, Inc., Xilinx, Inc., Texas Instruments, Inc., and Maxim Integrated Products, Inc.
+   Security partially or fully lent (Note 5).

See accompanying Notes to Financial Statements.

  PRINCIPAL                                                             MARKET
   AMOUNT                                                                VALUE
------------                                                        ---------------
               INDUSTRIAL-DIVERSIFIED (CONT.)
$  5,495,000   Tyco International Group SA,
                 (144A), 3.125%,
                 due 01/15/23                                       $     8,922,506*
                                                                    ---------------
                   Total Industrial-
                     Diversified                                         14,296,743
                                                                    ---------------
               INSURANCE (1.0%)
   2,830,000   Swiss RE America Holding,
                 (144A), 3.25%,
                 due 11/21/21                                             2,638,550*
                                                                    ---------------
               MEDIA-BROADCASTING &
                 PUBLISHING (5.0%)
   6,130,000   Liberty Media Corp., 3.75%,
                 due 02/15/30                                             4,038,137
   4,695,000   Liberty Media Corp.,
                 Exchangeable Time Warner
                 Inc., (144A), 0.75%,
                 due 03/30/23                                             5,381,644*
   1,665,000   Liberty Media Corp.,
                 Exchangeable Time Warner
                 Inc., 0.75%, due 03/30/23                                1,908,506+
   2,950,000   Liberty Media Corp.,
                 Exchangeable Viacom Inc.,
                 Class B, 3.25%,
                 due 03/15/31                                             2,655,000+
                                                                    ---------------
                   Total Media-Broadcasting
                     & Publishing                                        13,983,287
                                                                    ---------------
               MEDICAL SUPPLIES (4.1%)
     990,000   Cooper Companies, Inc.,
                 2.625%, due 07/01/23                                     1,532,025+
   2,625,000   Cooper Companies, Inc.,
                 (144A), 2.625%,
                 due 07/01/23                                             4,062,188*
   5,615,000   Fisher Scientific International,
                 Inc., 3.25%, due 03/01/24                                5,853,638+
                                                                    ---------------
                   Total Medical Supplies                                11,447,851
                                                                    ---------------
               OIL & GAS (2.4%)
$  2,580,000   McMoRan Exploration Co.,
                 (144A), 6%, due 07/02/08                           $     3,515,250*
                                                                    ---------------
   2,685,000   Pride International, Inc.,
                 (144A), 3.25%,
                 due 05/01/33                                             2,705,138*+
     500,000   Willbros Group, Inc., (144A),
                 2.75%, due 03/15/24                                        525,000*
                                                                    ---------------
                   Total Oil & Gas                                        6,745,388
                                                                    ---------------
               PHARMACEUTICALS (3.2%)
   2,650,000   Axcan Pharma, Inc., (144A),
                 4.25%, due 04/15/08                                      4,266,500*
   1,735,000   DeCode Genetics, Inc., (144A),
                 3.5%, due 04/15/11                                       1,626,563*
   1,715,000   MGI Pharma, Inc. (144A),
                 2.25%, due 03/02/24                                      1,348,419*
     840,000   Teva Pharmaceutical
                 Finance II LLC, Series A,
                 0.5%, due 02/01/24                                         871,500
     840,000   Teva Pharmaceutical
                 Finance II LLC, Series B,
                 0.25%, due 02/01/24                                        896,700+
                                                                    ---------------
                   Total Pharmaceuticals                                  9,009,682
                                                                    ---------------
               REAL ESTATE (1.0%)
   2,605,000   Capital Automotive REIT, 6%,
                 due 05/15/24                                             2,718,969
                                                                    ---------------
               RETAIL (1.1%)
   1,975,000   The Gap, Inc., 5.75%,
                 due 03/15/09                                             3,081,000
                                                                    ---------------
               TRANSPORTATION (2.3%)
     685,000   Alaska Air Group, Inc., 4.05%,
                 due 03/21/23                                               781,585
   1,435,000   Alaska Air Group, Inc., (144A),
                 4.05%, due 03/21/23                                      1,637,335*
   1,160,000   JetBlue Airways Corp., 3.5%,
                 due 07/15/33                                             1,196,250+

* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the value of these securities amounted to $68,912,636 or 24.7% of net assets.
+   Security partially or fully lent (Note 5).

See accompanying Notes to Financial Statements.

  PRINCIPAL                                                             MARKET
   AMOUNT                                                                VALUE
------------                                                        ---------------
               TRANSPORTATION (CONT.)
$  1,600,000   JetBlue Airways Corp., (144A),
                 3.5%, due 07/15/33                                 $     1,650,000*
   1,210,000   Northwest Airlines Corp.,
                 (144A), 6.625%,
                 due 05/15/23                                             1,185,800*+
                                                                    ---------------
                   Total Transportation                                   6,450,970
                                                                    ---------------
                   TOTAL FIXED INCOME SECURITIES
                     (COST: $132,892,539)
                     (51.6%)                                            143,653,318
                                                                    ---------------
 NUMBER OF
  SHARES
------------
               EQUITY SECURITIES
               COMMON STOCK
                 (COST: $323,240) (0.1%)
               BANKING & FINANCIAL
                 SERVICES (0.1%)
      32,311   E*TRADE Group, Inc.                                          360,106**
                                                                    ---------------
               CONVERTIBLE PREFERRED STOCK
               AEROSPACE/DEFENSE (2.0%)
      52,470   Northrop Grumman Corp.,
                 $7.25                                                    5,594,614
                                                                    ---------------
               AUTOMOTIVE (5.8%)
     171,085   Ford Motor Co. Capital
                 Trust II, $3.25                                          9,431,061
     273,650   General Motors Corp.,
                 $1.3125                                                  6,807,044
                                                                    ---------------
                   Total Automotive                                      16,238,105
                                                                    ---------------
               BANKING & FINANCIAL
                  SERVICES (4.2%)
      76,700   Household International, Inc.,
                 Exchangeable HSBC
                 Holdings PLC, $2.219                                     3,359,460
      33,300   Sovereign Capital Trust IV,
                 $2.1875                                                  1,581,750**

  NUMBER OF                                                             MARKET
   SHARES                                                                VALUE
------------                                                        ---------------
      29,900   State Street Corp., $13.50                           $     6,847,100
                                                                    ---------------
                   Total Banking &
                     Financial Services                                  11,788,310
                                                                    ---------------
               COMMERCIAL SERVICES (4.3%)
     263,950   Solectron Corp., $1.8125                                   4,586,131
      87,085   United Rentals, Inc., $3.25                                3,897,054+
      25,805   Xerox Corp., $6.25                                         3,416,582
                                                                    ---------------
                   Total Commercial
                     Services                                            11,899,767
                                                                    ---------------
               COMMUNICATIONS (0.9%)
       2,080   Lucent Technologies Capital
                 Trust I, $77.50                                          2,463,094**+
                                                                    ---------------
               ELECTRIC UTILITIES (6.3%)
      74,205   Dominion Resources, Inc.,
                 $4.375                                                   3,977,388+
      72,670   FPL Group, Inc., $4.00                                     4,015,017
     110,000   Great Plains Energy, Inc.,
                 $2.00                                                    2,750,000**+
     150,065   TXU Corp., $4.0625                                         6,865,474+
                                                                    ---------------
                   Total Electric Utilities                              17,607,879
                                                                    ---------------
               FOOD RETAILERS (1.0%)
     106,665   Albertson's, Inc., $1.8125                                 2,693,291**
                                                                    ---------------
               HEALTHCARE (2.3%)
      68,850   Baxter International, Inc.,
                 $3.50                                                    3,950,269+
      41,200   Omnicare, Inc., $2.00                                      2,555,636
                                                                    ---------------
                   Total Healthcare                                       6,505,905
                                                                    ---------------
               INSURANCE (7.1%)
     145,700   Chubb Corp., $1.75                                         4,098,541
      37,370   Conseco, Inc. $1.375                                       1,018,332**
      49,100   Hartford Financial Services
                 Group, Inc., $3.50                                       3,289,700
      78,450   Phoenix Companies, Inc.,
                 Exchangeable Hilb, Rogal and
                 Hamilton Co., $2.667                                     2,799,488**

 * Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the value of these securities amounted to $68,912,636 or 24.7% of net assets.
**  Non-income producing.
 +  Security partially or fully lent (Note 5).

See accompanying Notes to Financial Statements.

  NUMBER OF                                                             MARKET
   SHARES                                                                VALUE
------------                                                        ---------------
               INSURANCE (CONT.)
      70,105   Reinsurance Group of
                 America, Inc., $2.875                              $     4,162,484
      59,150   The St. Paul Companies, Inc.,
                 $4.50                                                    4,378,283
                                                                    ---------------
                   Total Insurance                                       19,746,828
                                                                    ---------------
               MEDIA-BROADCASTING &
                  PUBLISHING (4.9%)
     100,750   Equity Securities Trust,
                 Exchangeable Cablevision
                 Systems Corp., $1.406                                    2,241,687+
     103,100   Equity Securities Trust,
                 Exchangeable Cablevision
                 Systems Corp., $2.343                                    2,165,100
       2,050   Radio One, Inc., $65.00                                    2,108,938
       1,825   Radio One, Inc., (144A),
                 $65.00                                                   1,877,469***
     119,230   Sinclair Broadcast Group, Inc.,
                 $3.00                                                    5,156,698
                                                                    ---------------
                   Total Media-Broadcasting
                     & Publishing                                        13,549,892
                                                                    ---------------
               OIL & GAS (3.3%)
       2,880   Chesapeake Energy Corp.,
                 (144A), $41.25                                           3,085,200*
     118,600   Unocal Corp., $3.125                                       6,167,200
                                                                    ---------------
                   Total Oil & Gas                                        9,252,400
                                                                    ---------------
               PAPER & FOREST PRODUCTS (1.2%)
      64,150   Boise Cascade Corp., $3.75                                 3,399,950
                                                                    ---------------
               TELECOMMUNICATIONS (3.8%)
     135,760   Alltel Corp., $3.875                                       6,872,850
      74,500   Motorola, Inc., $3.50                                      3,697,063+
                                                                    ---------------
                   Total Telecommunications                              10,569,913
                                                                    ---------------
               TELEPHONE SYSTEMS (1.0%)
     110,600   CenturyTel, Inc., $1.71875                           $     2,778,825
                                                                    ---------------
                   TOTAL CONVERTIBLE PREFERRED
                     STOCK (COST: $123,468,324)
                     (48.1%)                                            134,088,773
                                                                    ---------------
                   TOTAL EQUITY SECURITIES
                     (COST: $123,791,564)
                     (48.2%)                                            134,448,879
                                                                    ---------------

  PRINCIPAL
   AMOUNT
------------
               SHORT-TERM INVESTMENTS
$  1,084,065   Bank of America, 1.5%,
                 due 07/21/04                                             1,084,065***
   1,258,563   Bank of Montreal, 1.2%,
                 due 07/23/04                                             1,258,563***
   3,252,199   Bank of Nova Scotia, 1.04%,
                 due 07/06/04                                             3,252,199***
   1,084,066   Bank of Nova Scotia, 1.24%,
                 due 07/23/04                                             1,084,066***
     542,033   Bear Stearns Companies,
                 Inc., 1.635%, due 12/15/04                                 542,033***
   1,084,066   BGI Prime Money Market
                 Fund, 1.284%,
                 due 07/01/04                                             1,084,066***
   2,168,132   BNP Paribas, 1.08%,
                 due 07/02/04                                             2,168,132***
     271,017   Branch Banker & Trust, 1.08%,
                 due 07/14/04                                               271,017***
   1,084,066   Canadian Imperial Bank of
                 Commerce, 1.445%,
                 due 11/04/04                                             1,084,066***
   1,626,099   Caylon, 1.16%, due 07/15/04                                1,626,099***
     542,033   Caylon, 1.17%, due 08/04/04                                  542,033***
   1,626,099   Caylon, 1.34%, due 08/24/04                                1,626,099***

  * Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the value of these securities amounted to $68,912,636 or 24.7% of net assets.
 ** Non-income producing.
*** Represents investments of security lending collateral (Note 5).
  + Security partially or fully lent (Note 5).

See accompanying Notes to Financial Statements.

  PRINCIPAL                                                             MARKET
   AMOUNT                                                                VALUE
------------                                                        ---------------
               SHORT-TERM INVESTMENTS (CONT.)
$    813,050   Credit Suisse First Boston
                 Corp., 1.13%,
                 due 09/08/04                                       $       813,050***
   1,355,083   Den Danske Bank, 1.03%,
                 due 07/02/04                                             1,355,083***
   1,084,066   Den Danske Bank, 1.08%,
                 due 07/02/04                                             1,084,066***
   1,355,083   Deutsche Bank, 1.161%,
                 due 10/12/04                                             1,355,083***
     542,033   Falcon Asset Securitization
                 Corp, 1.271%,
                 due 07/20/04                                               542,033***
     541,449   Federal Home Loan Bank,
                 0.97%, due 07/02/04                                        541,449***
     542,033   Fortis Bank, 1.19%,
                 due 07/14/04                                               542,033***
     271,017   Fortis Bank, 1.29%,
                 due 09/03/04                                               271,017***
   1,080,002   Govco Inc., 1.252%,
                 due 08/02/04                                             1,080,002***
     813,050   Harris Trust & Savings Bank,
                 1.2%, due 07/16/04                                         813,050***
     542,033   HBOS Halifax Bank of
                 Scotland, 1.08%,
                 due 07/29/04                                               542,033***
     271,017   HBOS Halifax Bank of
                 Scotland, 1.3%,
                 due 09/03/04                                               271,017***
   1,469,319   Investors Bank & Trust
                 Depository Reserve,
                 0.25%, due 07/01/04                                      1,469,319
     542,033   Jupiter Securitization Corp,
                 1.071%, due 07/02/04                                       542,033***
$  1,441,590   Merrill Lynch Premier
                 Institutional Fund, 1.168%,
                 due 07/01/04                                       $     1,441,590***
   4,607,282   Merrimac Cash Fund
                 (Premium Class), 1.112%,
                 due 07/01/04                                             4,607,282***
   4,065,248   Royal Bank of Canada, 1.05%,
                 due 07/08/04                                             4,065,248***
   1,463,489   Royal Bank of Scotland, 1.05%,
                 due 07/07/04                                             1,463,489***
   2,710,166   Royal Bank of Scotland, 1.05%,
                 due 07/15/04                                             2,710,166***
   2,710,166   Toronto Dominion Bank, 1.09%,
                 due 08/02/04                                             2,710,166***
   1,355,083   Wells Fargo & Co., 1.19%,
                 due 07/14/04                                             1,355,083***
   1,347,304   Wells Fargo & Co., 1.19%,
                 due 07/19/04                                             1,347,304***
   1,897,116   Wells Fargo & Co., 1.24%,
                 due 07/26/04                                             1,897,116***
                                                                    ---------------
                   TOTAL SHORT-TERM
                     INVESTMENTS
                     (COST: $48,441,150)
                     (17.4%)                                             48,441,150
                                                                    ---------------
                   TOTAL INVESTMENTS
                     (COST: $305,125,253)
                     (117.2%)                                           326,543,347
               LIABILITIES IN EXCESS OF
                 OTHER ASSETS (-17.2%)                                  (48,005,399)++
                                                                    ---------------
               NET ASSETS (100.0%)                                  $   278,537,948
                                                                    ===============

*** Represents investments of security lending collateral (Note 5).
 ++ Represents Total Liabilities less Interest and Dividends Receivable.

See accompanying Notes to Financial Statements.

TCW CONVERTIBLE SECURITIES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2004 (UNAUDITED)
[TCW LOGO]

ASSETS:
     Investments, at Value (Cost: $305,125,253)                   $  326,543,347
     Interest and Dividends Receivable                                 1,250,522
                                                                  --------------
          Total Assets                                               327,793,869
                                                                  --------------
LIABILITIES:
     Distributions Payable                                             1,944,399
     Payables Upon Return of Securities Loaned                        46,971,831
     Accrued Investment Advisory Fees                                    136,301
     Other Accrued Expenses                                              203,390
                                                                  --------------
          Total Liabilities                                           49,255,921
                                                                  --------------
NET ASSETS                                                        $  278,537,948
                                                                  ==============

Net Assets were comprised of:
     Common Stock, par value $0.01 per share, (75,000,000 shares
        authorized, 48,609,979 shares issued and outstanding)     $      486,100
     Paid-in Capital                                                 356,172,493
     Undistributed Net Realized (Loss) on Investments                (97,841,832)
     Net Unrealized Appreciation of Investments                       21,418,094
     (Overdistributed) Net Investment Income                          (1,696,907)
                                                                  --------------
NET ASSETS                                                        $  278,537,948
                                                                  ==============
NET ASSET VALUE PER SHARE                                         $         5.73
                                                                  ==============

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
[TCW LOGO]

INVESTMENT INCOME:
     Interest (including security lending fees of $48,866)        $    1,861,781
     Dividends                                                         3,469,441
                                                                  --------------
          Total Investment Income                                      5,331,222
                                                                  --------------
EXPENSES:
     Investment Advisory Fees                                            822,848
     Accounting Fees                                                      31,121
     Administration Fees                                                  48,540
     Audit and Tax Service Fees                                           21,782
     Transfer Agent Fees                                                  32,889
     Custodian Fees                                                       10,772
     Directors' Fees & Expenses                                           43,036
     Proxy Costs                                                          36,801
     Listing Fees                                                         24,122
     Insurance Costs                                                       6,581
     Legal Fees                                                           32,089
     Printing and Distribution Costs                                      19,873
     Miscellaneous                                                        20,861
                                                                  --------------
          Total Expenses                                               1,151,315
                                                                  --------------
          Net Investment Income                                        4,179,907
                                                                  --------------
NET REALIZED GAIN AND CHANGE IN UNREALIZED DEPRECIATION
   OF INVESTMENTS:
     Net Realized Gain on Investments                                 16,684,534
     Change in Unrealized (Depreciation) of Investments              (12,100,966)
                                                                  --------------
          Net Realized Gain and Change in Unrealized Depreciation
             of Investments                                            4,583,568
                                                                  --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $    8,763,475
                                                                  ==============

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
[TCW LOGO]

                                                                           SIX MONTHS
                                                                              ENDED
                                                                          JUNE 30, 2004        YEAR ENDED
                                                                            (UNAUDITED)    DECEMBER 31, 2003
                                                                         ---------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net Investment Income                                               $     4,179,907    $     9,968,943
     Net Realized Gain (Loss) on Investments                                  16,684,534        (10,406,842)
     Change in Unrealized Appreciation (Depreciation) of Investments         (12,100,966)        60,949,112
                                                                         ---------------    ---------------
          Increase in Net Assets Resulting from Operations                     8,763,475         60,511,213
                                                                         ---------------    ---------------
Distributions to Shareholders:
     From Net Investment Income                                               (3,888,799)        (8,199,902)
     Return of Capital                                                                --         (2,961,779)
                                                                         ---------------    ---------------
          Total Distributions to Shareholders                                 (3,888,799)       (11,161,681)
                                                                         ---------------    ---------------
Capital Share Transactions:
     Shares Issued in Reinvestment of Dividends (46,104 for the
        year ended December 31, 2003)                                                 --            215,306
     Shares Repurchased (899,300 for the six months ended
        June 30, 2004 and 1,476,000 for the year ended
        December 31, 2003)                                                    (4,697,540)        (7,277,321)
                                                                         ---------------    ---------------
     (Decrease) in Net Assets Resulting from Net Capital
        Share Transactions                                                    (4,697,540)        (7,062,015)
                                                                         ---------------    ---------------
          Total Increase in Net Assets                                           177,136         42,287,517
NET ASSETS:
Beginning of Period                                                          278,360,812        236,073,295
                                                                         ---------------    ---------------
End of Period                                                            $   278,537,948    $   278,360,812
                                                                         ===============    ===============

See accompanying Notes to Financial Statements.

TCW CONVERTIBLE SECURITIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
[TCW LOGO]

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

TCW Convertible Securities Fund, Inc. (the "Fund") was incorporated in Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940, as amended. The Fund commenced operations on March 5, 1987. The Fund's investment objective is to seek a total investment return, comprised of current income and capital appreciation through investment principally in convertible securities. In accordance with the requirements of Rule 35d-1 under the 1940 Act, the Fund will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes in convertible securities. The 80% investment policy described above is non-fundamental and may be changed by the Board of Directors to become effective upon at least 60 days' notice to shareholders.

The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements as well as the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

SECURITY VALUATION: Securities traded on national exchanges are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period. Other securities which are traded on the over-the-counter market are valued at the mean of the current bid and asked prices. Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, where upon they will be valued at amortized value using their value on the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, while interest income is recorded on the accrual basis. Discounts, including original issue discounts, and premiums on securities purchased are recognized as interest income and expense, respectively, using a constant yield-to-maturity method. Realized gains and losses on investments are recorded on the basis of identified cost.

DISTRIBUTIONS: Distributions to shareholders are recorded on ex-dividend date. The Fund intends to distribute its investment company taxable income quarterly and to distribute any net realized capital gains at least annually, to the extent required for U.S. federal income tax purposes. The Board of Directors also may, in its discretion, choose to pay distributions in excess of net investment income and net realized capital gains, though it is not required to do so.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may be primarily due to differing treatments for losses deferred due to wash sales and spillover distributions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in-capital and may affect net investment income per share.

REPURCHASE AGREEMENTS: The Fund may invest in repurchase agreements secured by U.S. Government Securities. A repurchase agreement arises when the Fund purchases a security and simultaneously agrees to resell it to the seller at an agreed upon future date. The Fund requires the seller to maintain the value of the securities, marked to market daily, at not less than the repurchase price. If the seller defaults on its repurchase obligation, the Fund could suffer delays, collection expenses and losses to the extent that the proceeds from the sale of the collateral are less than the repurchase price. The Fund did not enter into any repurchase agreements for the six months ended June 30, 2004.

NOTE 2--FEDERAL INCOME TAXES:

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At June 30, 2004, the Fund had the following net realized loss carryforwards:

                                                  EXPIRING IN
                                   ------------------------------------------
                                        2009           2010           2011
                                   ------------   ------------   ------------
Net realized loss carryforwards    $ 42,470,592   $ 61,853,273   $ 10,690,734
                                   ------------   ------------   ------------

At June 30, 2004, net unrealized appreciation for federal income tax purposes is comprised of the following components:

Appreciated securities             $   27,695,987
Depreciated securities                 (6,542,241)
                                   --------------
Net unrealized appreciation        $   21,153,746
                                   ==============

Cost of securities for federal
   income tax purposes             $  305,389,601
                                   ==============

NOTE 3--INVESTMENT ADVISORY AND SERVICE FEES:

TCW Investment Management Company (the "Advisor") is the investment advisor of the Fund. As compensation for the services rendered, facilities provided, and expenses borne, the Advisor is paid a monthly fee by the Fund computed at the annual rate of 0.75% of the first $100 million of the Fund's average net assets and 0.50% of the Fund's average net assets in excess of $100 million.

NOTE 4--PURCHASES AND SALES OF SECURITIES:

For the six months ended June 30, 2004, purchases and sales or maturities of investment securities (excluding short-term investments) aggregated $150,710,655 and $153,612,883, respectively. There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2004.

NOTE 5--SECURITY LENDING:

During the six months ended June 30, 2004, the Fund lent securities to brokers. The brokers provided collateral, which must be maintained at not less than 100% of the value of the loaned securities, to secure the obligation. At June 30, 2004, the cash collateral received from the borrowing brokers was invested in short-term investments valued at $46,971,831 which is 102.5% of the value of the loaned securities.

NOTE 6--DIRECTORS' FEES:

Directors who are not affiliated with the Advisor received, as a group, aggregate fees and expenses of $43,036 from the Fund for the six months ended June 30, 2004. Certain officers and/or directors of the Fund are also officers and/or directors of the Advisor.

NOTE 7--RESTRICTED SECURITIES:

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at June 30, 2004.

NOTE 8--SHARE REPURCHASE PLAN:

In 2000, the Fund's Board of Directors approved the Shares Repurchase Plan (the "Plan") authorizing the Fund to repurchase up to 2 million shares of its common stock. In 2003, the Board authorized an additional 1 million shares to be repurchased pursuant to the Plan. The purpose of the Plan was to enhance the shareholders' value during the time when the stock price traded at a discount to the Fund's net asset value per share. The Fund completed the Plan in the first quarter of 2004 repurchasing all 3 million shares authorized. The following is the summary of the Plan:

                                 2000             2003             2004            TOTAL
                            -------------    -------------    -------------    -------------
Total Shares
   Repurchased                    624,700        1,476,000          899,300        3,000,000
Cost of Shares
   Repurchased              $   7,406,082    $   7,277,321    $   4,697,540    $  19,380,943
Average Price of
   Shares
   Repurchased              $       11.86    $        4.93    $        5.22    $        6.46
Average Discount
   from NAV                          9.01%           10.22%           10.56%            9.84%

NOTE 9--REPORT OF ANNUAL MEETING OF SHAREHOLDER:

The Annual Meeting of Shareholders of the Fund was held on July 13, 2004. At the meeting, the following matters were submitted to a shareholder vote: (i) the election of Ernest O. Ellison, Samuel P. Bell, Richard W. Call, Matthew K. Fong; John A. Gavin, Patrick C. Haden, Charles A. Parker and Robert G. Sims as Directors to serve until the next annual meeting of the Fund's shareholders and until their successors are elected and quality (each Director received 43,183,030 affirmative votes, votes exception/abstain 359,823 and votes withheld 2,762,670); and (ii) the conversion of the Fund to an open-ended investment company pursuant to the Fund's Articles of Incorporation, and adoption of an amendment and restatement of the Articles of Incorporation to effectuate the proposal (votes for 7,109,110; votes against 13,737,740; and abstentions 835,174). 48,609,979 shares were outstanding on the record date of this meeting and 46,305,523 shares entitled to vote were present in person or by proxy at the meeting.

TCW CONVERTIBLE SECURITIES FUND, INC.
FINANCIAL HIGHLIGHTS
[TCW LOGO]

                                   SIX MONTHS
                                      ENDED
                                  JUNE 30, 2004                                 YEAR ENDED DECEMBER 31,
                                   (UNAUDITED)            2003            2002            2001            2000           1999
                                  -------------       ---------------------------------------------------------------------------
Net Asset Value Per Share,
   Beginning of Period             $      5.62        $      4.63     $      6.70     $      8.48     $     11.32     $      9.37
                                   -----------        -----------     -----------     -----------     -----------     -----------
Income from Operations:
   Net Investment Income (5)              0.09               0.20            0.32            0.38            0.35            0.35
   Impact to Capital for
     Shares Issued                          --                 --              --           (0.01)             --              --
   Impact to Capital for Shares
     Repurchased                          0.01               0.01              --              --            0.02              --
   Net Realized and Unrealized
     Gains (Losses) on
     Securities                           0.09               1.00           (1.68)          (1.31)          (0.80)           3.15
                                   -----------        -----------     -----------     -----------     -----------     -----------
          Total from Investment
             Operations                   0.19               1.21           (1.36)          (0.94)          (0.43)           3.50
                                   -----------        -----------     -----------     -----------     -----------     -----------
Less Distributions:
   Distributions from Net
     Investment Income                   (0.08)             (0.16)          (0.32)          (0.60)          (0.35)          (0.35)
   Distributions from Net
     Realized Gain                          --                 --              --              --           (2.06)          (1.20)
   Distributions from
     Paid-in-Capital                        --              (0.06)          (0.39)          (0.24)             --              --
                                   -----------        -----------     -----------     -----------     -----------     -----------
          Total Distributions            (0.08)             (0.22)          (0.71)          (0.84)          (2.41)          (1.55)
                                   -----------        -----------     -----------     -----------     -----------     -----------
Net Asset Value Per Share,
   End of Period                   $      5.73        $      5.62     $      4.63     $      6.70     $      8.48     $     11.32
                                   ===========        ===========     ===========     ===========     ===========     ===========
Market Value Per Share,
   End of Period                   $      4.84        $      4.98     $      4.16     $      8.55     $     10.38     $      9.56
                                   ===========        ===========     ===========     ===========     ===========     ===========
Total Investment Return (1)              (1.01)%(4)         25.14%         (45.11)%         (9.27)%         34.95%          16.10%
Net Asset Value Total Return (2)          3.39%(4)          26.82%         (20.75)%        (10.89)%         (4.79)%         39.16%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
   (in thousands)                  $   278,538        $   278,361     $   236,073     $   339,577     $   352,555     $   477,608
Ratio of Expenses to Average
   Net Assets                             0.83%(3)           0.84%           0.83%           0.75%           0.69%           0.68%
Ratio of Net Investment Income
   to Average Net Assets                  3.01%(3)           3.89%           5.82%           5.16%           2.88%           3.47%
Portfolio Turnover Rate                  54.57%(4)         115.16%          75.04%         129.57%         159.44%         119.92%

(1) Based on market value per share, adjusted for reinvestment of distributions.
(2) Based on net asset value per share, adjusted for reinvestment of distributions.
(3) Annualized.
(4) For the six months ended June 30, 2004 and not indicative of a full year's operating results.
(5) Computed using average shares outstanding throughout the period.

See accompanying Notes to Financial Statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

[TCW LOGO]

TCW CONVERTIBLE
SECURITIES FUND, INC.
[TCW LOGO]

DIRECTORS AND OFFICERS

Ernest O. Ellison                                John A. Gavin
CHAIRMAN                                         DIRECTOR

Samuel P. Bell                                   Patrick C. Haden
DIRECTOR                                         DIRECTOR

Richard W. Call                                  Charles A. Parker
DIRECTOR                                         DIRECTOR

Matthew K. Fong                                  Robert G. Sims
DIRECTOR                                         DIRECTOR

Alvin R. Albe, Jr.                               Philip K. Holl
PRESIDENT AND CHIEF EXECUTIVE OFFICER            SECRETARY AND ASSOCIATE GENERAL COUNSEL

Mohan Kapoor                                     Michael E. Cahill
SENIOR VICE PRESIDENT                            GENERAL COUNSEL AND ASSISTANT SECRETARY

Thomas D. Lyon                                   David S. DeVito
SENIOR VICE PRESIDENT                            TREASURER AND CHIEF FINANCIAL OFFICER

Thomas E. Larkin, Jr.                            George N. Winn
SENIOR VICE PRESIDENT                            ASSISTANT TREASURER

Hilary G.D. Lord
SENIOR VICE PRESIDENT AND ASSISTANT SECRETARY

SHAREHOLDER INFORMATION INVESTMENT ADVISER
TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017

TRANSFER AGENT, DIVIDEND REINVESTMENT AND DISBURSING AGENT AND REGISTRAR The Bank of New York
Church Street Station
P.O. Box #11002
New York, New York 10277-0770

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

INDEPENDENT AUDITORS
Deloitte & Touche LLP
350 South Grand Avenue
Los Angeles, California 90071

LEGAL COUNSEL
Dechert
1775 Eye Street N.W.
Washington DC, 20006

ITEM 2.     CODE OF ETHICS.  Not applicable.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.  Not applicable.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.  Not applicable.

ITEM 5.     AUDIT OF COMMITTEE OF LISTED REGISTRANTS.  Not applicable.

ITEM 6.     SCHEDULE OF INVESTMENTS.  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

            (a) Registrant Purchases of Equity Securities

                                                                                      (D)
                                                            (C)                       MAXIMUM NUMBER
                                                            TOTAL NUMBER OF           (OR APPROXIMATE
                      (A)                                   SHARES (OR UNITS)         DOLLAR VALUE) OF
                      TOTAL NUMBER        (B)               PURCHASED AS PART         SHARES (OR UNITS)
                      OF SHARES (OR       AVERAGE PRICE     OF PUBLICLY               THAT MAY YET BE
                      UNITS)              PAID PER SHARE    ANNOUNCED PLANS           PURCHASED UNDER THE
PERIOD                PURCHASED           (OR UNITS)        OR PROGRAMS               PLANS OR PROGRAMS
------------------------------------------------------------------------------------------------------------
January 1, 2004 to
January 31, 2004      526,300             $  5.2121         2,627,000                 373,000

February 1, 2004 to
February 28, 2004     373,000             $  5.2397         3,000,000                 0

March 1, 2004 to
March 31, 2004        0                   0                 0                         0

April 1, 2004 to
April 30, 2004        0                   0                 0                         0

May 1, 2004 to
May 31, 2004          0                   0                 0                         0

June 1, 2004 to
June 30, 2004         0                   0                 0                         0
------------------------------------------------------------------------------------------------------------
Total                 3,000,000           $  6.4603         3,000,000                 0

            (b) The share repurchase plan was initially announced July 20, 2000 and authorized the repurchase of 2,000,000 shares. On November 12, 2003 it was announced that the share repurchase plan was being reinstituted and amount increased to 3,000,000 shares.

ITEM 9.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.  Not
            Applicable.

ITEM 10.    CONTROLS AND PROCEDURES.

            (a) The Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

            (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.    EXHIBITS.

            (a) EX-99.CERT - Section 302 Certifications (filed herewith). EX-99.906CERT - Section 906 Certification (filed herewith).

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        TCW Convertible Securities Funds, Inc.

By (Signature and Title)
                                                  /s/ Alvin R. Albe, Jr.
                                    ------------------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                September 1, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)
                                                  /s/ Alvin R. Albe, Jr.
                                    ------------------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                September 1, 2004

By (Signature and Title)
                                                     /s/ David S. DeVito
                                    ------------------------------------
                                    David S. DeVito
                                    Chief Financial Officer

Date                                September 1, 2004